STOCK CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected volatility	132.00%
Expected volatility, minimum		134.00%
Expected volatility, maximum		141.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.63%
Risk-free interest, minimum		0.93%
Risk-free interest, maximum		2.93%
Dividend yield	0.00%	0.00%
Expected life of up to (years)	5 years 6 months
Forfeiture rate	0.00%
Minimum [Member]
Expected life of up to (years)		5 years
Forfeiture rate		0.00%
Maximum [Member]
Expected life of up to (years)		6 years
Forfeiture rate		10.00%